Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restricted net assets, description	Such restricted net assets amounted to approximately $46.5 million, or 60.5% of the Group’s total consolidated net assets,